JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.3% (a)
Alabama — 1.3%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 12/5/2024 (b) (c)	1,000	1,088
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,018
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,000	995
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,908
Total Alabama		9,009
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019 A, Rev., 4.00%, 10/1/2049	1,250	1,200
Northern Tobacco Securitization Corp., Senior Lien Series 2021A CL1, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,072
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	2,855	383
Total Alaska		2,655
Arizona — 2.1%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,261
Series 2022A, Rev., 4.25%, 11/1/2052	800	802
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,360
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.25%, 11/1/2048	2,000	2,176
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	363
Series 2018A, Rev., 5.00%, 7/1/2037	200	205
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2042	1,000	1,108
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2023 A, Rev., 5.00%, 1/1/2050	1,630	1,778
Series 2023B, Rev., 5.25%, 1/1/2053	3,350	3,737
Total Arizona		14,790
Arkansas — 0.4%
University of Arkansas, Various Facilities Fayetteville Campus Series 2024 B, Rev., 5.00%, 11/1/2030	2,280	2,546
California — 7.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,719
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,500	2,696
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	3,000	819
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	523
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,225
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (d)	500	508
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	3,875	4,277
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (e)	2,695	2,777
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,033
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2047	1,000	1,010
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059	1,000	990

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2025 (e)	150	151
Series 2018A, Rev., 5.00%, 8/1/2026 (e)	150	153
Series 2018A, Rev., 5.00%, 8/1/2027 (e)	150	156
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	3,500	3,867
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2049	2,000	2,190
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,969
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	2,000	1,141
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,551
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,110	1,034
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	559
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2043	7,150	7,199
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,891
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,639
Total California		51,195
Colorado — 2.3%
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2042	1,500	1,676
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project, Rev., 5.00%, 12/1/2050 (e)	740	680
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,777
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,087
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,473
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	1,060
Colorado Springs School District No. 11 Facilities Corp., COP, 5.00%, 12/15/2043	1,200	1,321
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,001
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	1,007
St. Vrain Lakes Metropolitan District No. 4 Limited tax Series 2024 A, GO, Zero Coupon, 9/20/2054 (e)	1,000	731
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,506
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,504
Total Colorado		15,823
Connecticut — 0.6%
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (b)	1,500	1,624
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (e)	1,000	978
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	158
State of Connecticut Special Tax, Transportation Infrastructe Purpose Series 2024 A-1, Rev., 5.00%, 7/1/2025 (c)	1,500	1,515
Total Connecticut		4,275
Delaware — 0.4%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group
Series 2023B, Rev., 5.00%, 11/15/2038	770	814
Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,019

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — continued
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	510
Series A, Rev., 5.00%, 9/1/2046	500	505
Total Delaware		2,848
District of Columbia — 2.6%
District of Columbia Series 2024A, GO, 5.00%, 8/1/2049	5,000	5,517
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,909
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (e)	1,130	1,146
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2025	875	886
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,248
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,179
Total District of Columbia		17,885
Florida — 2.4%
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	1,000	1,138
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,972
City of Tallahassee Utility System Series 2024 A, Rev., 5.00%, 10/1/2035	1,000	1,166
County of Hillsborough, Parks and Recreation Program, GO, NATL - RE, 5.25%, 7/1/2025	615	623
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2037	4,000	4,086
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	229
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2034	2,000	2,328
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,073
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2024A, Rev., 5.25%, 10/1/2054	3,000	3,370
Total Florida		16,985
Georgia — 4.2%
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,252
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,000	1,005
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	750	767
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2044	1,050	1,127
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	6,500	6,892
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,154
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,292
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,195	3,423
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,067
Total Georgia		28,979
Idaho — 0.3%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,736
Illinois — 4.5%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,858
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,397
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2031	1,000	1,114

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,106
Series 2024 B, Rev., 5.50%, 1/1/2059	1,000	1,114
City of Chicago, Waterworks, Second Lien Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	690
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	185
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c) (e)	1,000	1,011
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 12/1/2046	305	308
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032	2,000	2,274
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	990	1,079
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,579
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,583
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2025	2,000	2,014
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,539
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,637
GO, 4.00%, 6/1/2037	45	45
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,050
Total Illinois		31,583
Indiana — 0.7%
Carmel Clay School Building Corp. Series 2021, Rev., 4.00%, 7/15/2028	2,055	2,144
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (e)	500	434
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2036	1,000	1,138
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	929
Total Indiana		4,645
Iowa — 0.0% ^
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	1,250	193
Kentucky — 0.7%
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (b)	4,500	4,841
Louisiana — 1.8%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (e)	1,140	999
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (e)	740	640
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,059
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 0.65%, 12/2/2024 (b)	10,000	10,000
Total Louisiana		12,698
Maryland — 1.1%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,157
Maryland State Transportation Authority Series 2021 A, Rev., 5.00%, 7/1/2046	2,115	2,268
Total Maryland		7,425
Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,010	1,021
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	3,690	3,701
Massachusetts Port Authority, Bosfuel Project Series 2019 A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,811
Total Massachusetts		9,533

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 2.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	295
Series 2021A, GO, 4.00%, 4/1/2042	350	339
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	460
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,608
Michigan Finance Authority, Trinity Health Credit Group Series 2022B, Rev., 5.00%, 12/1/2028 (b)	2,000	2,126
Michigan State Housing Development Authority, Single Family Mortgage Series 2024D, Rev., 6.25%, 6/1/2055	1,000	1,110
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	5,000	5,007
Total Michigan		13,945
Minnesota — 0.2%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,131
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	130	130
Total Minnesota		1,281
Mississippi — 0.1%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., AGM, 6.88%, 12/1/2040	1,000	1,017
Missouri — 1.4%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,033
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,017
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2054 (e)	675	677
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	985	1,071
Missouri Joint Municipal Electric Utility Commission, Plum Point Project Series 2024, Rev., 5.00%, 1/1/2026	2,595	2,651
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,890	2,926
Total Missouri		9,375
Nebraska — 2.2%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2035	1,500	1,643
Series 2017A, Rev., 5.00%, 9/1/2042	750	844
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	8,046
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2027	1,170	1,221
Series 2024A, Rev., 5.00%, 1/1/2030	1,250	1,374
Series 2024A, Rev., 5.00%, 1/1/2031	2,020	2,250
Total Nebraska		15,378
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (e)	550	550
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,097
Total New Hampshire		1,647

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 2.5%
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	246
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,838
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,745
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,656
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	1,005
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,002
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,020
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,545
Total New Jersey		17,057
New Mexico — 0.2%
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b)	1,550	1,583
New York — 13.7%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	355
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	644
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.00%, 4/1/2044	1,500	1,667
City of Oneida, GO, BAN, 4.50%, 3/28/2025	7,300	7,334
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	972
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,000	2,966
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	3,000	2,948
New York City Industrial Development Agency, Yankee Stadium Project Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,100	2,274
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700	3,004
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000	1,123
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	410
New York City Transitional Finance Authority Future Tax Secured Series 2018 B-1, Rev., 4.00%, 8/1/2042	1,250	1,247
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	5,000	5,276
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	470	486
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,237
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2035	2,000	2,335
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2045	2,000	2,228
Series 2025 D, Rev., 5.25%, 5/1/2048	6,000	6,757
Series 2025 D, Rev., 4.25%, 5/1/2054	1,000	1,007
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,522
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	5,000	5,491
Series 2023 A, Rev., AGM, 5.13%, 11/15/2063	4,000	4,380
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,460
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,228
Series 2024A, Rev., 5.25%, 5/1/2054	1,000	1,106
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2043	475	522

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2024A, Rev., 5.25%, 3/15/2052	3,270	3,633
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	42
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,268
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,069
Rev., AMT, 5.00%, 1/1/2034	1,125	1,159
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,468
Rev., AMT, 4.38%, 10/1/2045	1,200	1,168
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,800	2,904
Port Authority of New York and New Jersey, Consolidated
Series 244, Rev., 5.00%, 7/15/2040	1,755	2,012
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,329
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	3,000	3,023
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	999
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.13%, 7/1/2055	1,100	921
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	131
Total New York		95,105
North Carolina — 0.5%
County of Cabarrus, Limited Obligation Series 2024B, Rev., 5.00%, 8/1/2037	1,135	1,321
North Carolina Housing Finance Agency, Homeownership
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	996
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,250	1,372
Total North Carolina		3,689
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024 C, Rev., 5.00%, 7/1/2042	1,375	1,481
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2031	3,000	3,214
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,465	4,088
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,605	637
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	226
City of Upper Arlington Nontax Series 2023, Rev., 5.25%, 12/1/2053	2,500	2,661
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2027	1,515	1,585
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	2,000
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048 (c)	500	501
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (e)	2,655	2,724
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,165	1,175
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	208
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	992
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,102
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,500	2,755
Total Ohio		23,868

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.5%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.50%, 8/15/2052	2,000	2,060
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2040	1,000	1,126
Total Oklahoma		3,186
Oregon — 1.3%
City of Portland Sewer System, Second Lien Series 2023 A, Rev., 5.00%, 12/1/2040	6,000	6,743
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,192
Total Oregon		8,935
Pennsylvania — 6.7%
Allegheny County Sanitary Authority, Sewer Series 2024, Rev., 5.00%, 12/1/2029	1,190	1,312
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,238
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	117
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2043	5,000	5,054
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2036	510	526
Rev., 5.00%, 11/1/2037	250	258
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	5,000	5,139
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	356
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	1,004
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,935
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054 (c)	2,750	2,747
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,500	1,643
Series 2024 -147A, Rev., 6.25%, 10/1/2054 (c)	1,500	1,678
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 2.86%, 12/10/2024 (b)	9,500	9,500
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	10,000	9,756
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 12/1/2031	1,440	1,621
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2027	1,350	1,423
Total Pennsylvania		46,307
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	1,500	1,362
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	841
Series A-1, Rev., Zero Coupon, 7/1/2046	4,336	1,461
Series A-2, Rev., 4.78%, 7/1/2058	2,750	2,754
Total Puerto Rico		6,418
Rhode Island — 0.1%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	1,002
South Carolina — 1.0%
Greenville-Spartanburg Airport District Series 2024A, Rev., 5.25%, 7/1/2054	1,500	1,649
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,089
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,905
Total South Carolina		6,643

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — 3.4%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	750	820
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.25%, 5/1/2048	1,250	1,374
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,232
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,060
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,736
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,335	1,422
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	687
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,022
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,110	10,263
Total Tennessee		23,616
Texas — 12.2%
Aledo Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,159
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,785	3,047
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,078
Central Texas Turnpike System, Second Tier Series 2024 C, Rev., 5.00%, 8/15/2041	1,575	1,740
City of Garland Electric Utility System, Rev., 5.00%, 11/15/2035 (c)	1,150	1,337
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2033 (c)	1,850	1,975
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,500	2,501
City of Houston, Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2025	2,500	2,550
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,500	3,030
City of San Antonio Electric and Gas Systems
Series 2024 B, Rev., 5.00%, 2/1/2039	1,000	1,131
Series 2024 B, Rev., 5.25%, 2/1/2049	1,000	1,117
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000	1,012
Collin County Community College District, GO, 4.00%, 8/15/2042	3,000	3,040
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,038
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,086
GO, PSF-GTD, 4.25%, 2/1/2053	375	381
GO, PSF-GTD, 5.25%, 2/1/2053	1,000	1,096
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024 C, Rev., 5.00%, 7/1/2029 (b)	3,830	4,130
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	2,000	2,165
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,094
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2051	3,270	3,301
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,432
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2053	3,550	3,573
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,000	4,320
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2028	2,350	2,533
Leander Independent School District, Unlimited Tax Series A, GO, PSF-GTD, Zero Coupon, 8/15/2035	3,020	1,893

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2033	1,610	1,829
Series 2024, Rev., 5.00%, 5/15/2038	3,000	3,352
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,545
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,260
Midland Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2047	5,000	5,443
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,739
Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	268
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2026	1,010	1,025
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,482
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	3,000	3,256
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	2,000	2,170
Total Texas		85,128
Utah — 0.2%
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,000	1,132
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	280	278
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	395	392
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	145	145
Total Vermont		815
Virginia — 0.9%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,435	1,461
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,018
Total Virginia		6,479
Washington — 1.6%
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	1,000	1,131
State of Washington, Various Purpose
Series 2024 A, GO, 5.00%, 8/1/2046	3,000	3,300
Series 2023 B, GO, 5.00%, 2/1/2047	2,240	2,447
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (e)	860	856
Rev., 4.00%, 12/1/2048 (e)	1,190	1,130
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (e)	2,000	2,011
Total Washington		10,875
West Virginia — 0.3%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	2,023
Wisconsin — 3.7%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,458
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (e)	2,740	2,123
Public Finance Authority, The Carmelite System, Inc., Obligated Group, Rev., 5.00%, 1/1/2040	3,250	3,354
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,671

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Rev., 5.38%, 6/15/2057	775	807
University of Wisconsin Hospitals and Clinics Series 2018 C, Rev., VRDO, LIQ : BMO Harris Bank NA, 0.70%, 12/2/2024 (b)	13,600	13,600
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (e)	1,500	1,532
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	255	255
Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,078
Total Wisconsin		25,878
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	604
Wyoming Community Development Authority Series 2024 1, Rev., 6.00%, 12/1/2054	1,000	1,096
Total Wyoming		1,700
Total Municipal Bonds (Cost $638,526)		655,207
	SHARES (000)
Short-Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (f) (g) (Cost $41,594)	41,593	41,597
Total Investments — 100.3% (Cost $680,120)		696,804
Liabilities in Excess of Other Assets — (0.3)%		(1,761)
NET ASSETS — 100.0%		695,043

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	794	03/31/2025	USD	85,460	651
Short Contracts
U.S. Treasury Ultra Bond	(87)	03/20/2025	USD	(11,079)	(406)
U.S. Treasury 2 Year Note	(410)	03/31/2025	USD	(84,511)	(206)
(612)
39

Abbreviations
USD	United States Dollar

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$655,207	$—	$655,207
Short-Term Investments
Investment Companies	41,597	—	—	41,597
Total Investments in Securities	$41,597	$655,207	$—	$696,804

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$651	$—	$—	$651
Depreciation in Other Financial Instruments
Futures Contracts	(612)	—	—	(612)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$39	$—	$—	$39
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$127,688	$379,561	$465,654	$4	$(2)	$41,597	41,593	$1,097	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.